Variable Interest Entities (Information about Non-consolidated VIEs) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Variable Interest Entity [Line Items]
Total assets		¥ 13,563,082	¥ 13,067,528	¥ 12,174,917
Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		11,005	2,837
Investments		91,506	89,083
Maximum exposure to loss	[1]	121,303	108,923
Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		6,320,128	5,345,344
Liquidating Customer Assets | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		1,255	0
Investments		991	991
Maximum exposure to loss	[1]	2,246	991
Liquidating Customer Assets | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		27,273	8,508
Acquisition Of Real Estate And Real Estate Development Projects For Customers | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		6,905	0
Investments		4,884	4,542
Maximum exposure to loss	[1]	11,789	4,542
Acquisition Of Real Estate And Real Estate Development Projects For Customers | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		317,027	51,746
Acquisition of real estate for the Company and its subsidiaries' real estate-related business | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Acquisition of real estate for the Company and its subsidiaries' real estate-related business | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		0	0
Corporate Rehabilitation Support Business | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Corporate Rehabilitation Support Business | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		0	0
Investment in securities | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		56,818	55,645
Maximum exposure to loss	[1]	75,607	72,527
Investment in securities | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		4,108,847	3,820,403
Securitizing Financial Assets | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		2	0
Maximum exposure to loss	[1]	2	0
Securitizing Financial Assets | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		709	0
Securitization Of Loans Receivable Originated By Third Parties | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		18,268	15,663
Maximum exposure to loss	[1]	18,271	15,668
Securitization Of Loans Receivable Originated By Third Parties | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		1,485,653	1,239,325
Power Generation Projects | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		442	1,719
Maximum exposure to loss	[1]	442	1,719
Power Generation Projects | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		10,103	25,037
Other VIEs | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		2,845	2,837
Investments		10,101	10,523
Maximum exposure to loss	[1]	12,946	13,476
Other VIEs | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		¥ 370,516	¥ 200,325

[1]	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.